SCHWAB CAPITAL TRUST

(the “Trust”)

Schwab Small-Cap Index Fund

Schwab International Index Fund

(each, a “Fund”)

Supplement dated December 29, 2011 to the

Prospectus dated February 28, 2011

as supplemented October 14, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on September 14, 2011, the Board of Trustees of the Trust approved a change to the benchmark index for the Schwab Small-Cap Index Fund and the Schwab International Index Fund and to each Fund’s investment strategy to require that each Fund invest 80% of its net assets in stocks that are included in the Russell 2000® Index and the MSCI EAFE Index, respectively. The investment policy change for the Schwab Small-Cap Index Fund was effective on December 14, 2011. The investment policy change for the Schwab International Index Fund was effective on December 20, 2011. At the same meeting, the Board of Trustees approved a reduction in the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the Schwab Small-Cap Index Fund, effective November 1, 2011. The Prospectus was previously supplemented on October 14, 2011 to reflect these changes. This supplement replaces, in its entirely, the prior supplement dated October 14, 2011.

Schwab International Index Fund

1. Change to Investment Policy — Schwab International Index Fund

Effective December 20, 2011, the Fund’s investment strategy changed to require that the Fund invest 80% of its net assets in stocks that are included in the MSCI EAFE Index. Accordingly, the Prospectus is revised as follows:

The first paragraph of the “Principal investment strategies” section on Page 18 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund generally invests in stocks that are included in the MSCI EAFE Index. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.

The third paragraph of the “Principal investment strategies” section on Page 19 of the Prospectus is deleted and replaced in its entirety with the following:

The MSCI EAFE Index includes stocks from Europe, Australasia and the Far East, and as of November 30, 2011, it consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

[1]
Schwab Small-Cap Index Fund

2. Change to Investment Policy — Schwab Small-Cap Index Fund

Effective December 14, 2011, the Fund’s investment strategy changed to require that the Fund invest 80% of its net assets in stocks that are included in the Russell 2000® Index. Accordingly, the Prospectus is revised as follows:

The first paragraph of the “Principal investment strategies” section on Page 9 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund generally invests in stocks that are included in the Russell 2000® Index. It is the fund’s policy that under normal circumstances it will invest at least 80% of its net assets in these stocks; typically, the actual percentage is considerably higher.

The third paragraph of the “Principal investment strategies” section on Page 10 of the Prospectus is deleted and replaced in its entirety with the following:

The Russell 2000 Index measures the performance of the small-cap sector of the U.S. equity market. The Russell 2000 is a subset of the Russell 3000®, representing approximately the 2000 smallest issuers and, as of November 30, 2011, approximately 10% of the total market capitalization of the Russell 3000.

Accordingly, the “Fund fees and expenses” section and “Example” section on Page 9 of the Prospectus is deleted and replaced in its entirety with the following:

[2]
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Schwab Small-Cap Index Fund Select Shares
Redemption fees (as a % of the amount sold or exchanged within 30 days of purchase)	2.00%

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Schwab Small-Cap Index Fund Select Shares
Management fees		0.15%
Distribution (12b-1) fees		none
Other expenses		0.05%
Total annual fund operating expenses		0.20%
Less expense reduction		(0.03%)
Total annual fund operating expenses after expense reduction	[1]	0.17%
[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.17% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Expenses on a $10,000 investment
Expense Example (USD $)	1 year	3 years	5 years	10 years
Schwab Small-Cap Index Fund Select Shares	17	55	96	217

[1]	Index ownership - "MSCI EAFE" is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[2]	Index ownership - "Russell 2000" is a registered mark of the Frank Russell Company ("Russell") and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.